Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2019
Summary Of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Use of Estimates and Judgements
The preparation of financial statements in conformity with IAS 34, Interim Financial Reporting requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the condensed interim financial statements and the reported amount of expenses during the year. Financial statement items subject to significant judgement include, the measurement of stock-based compensation and the fair value estimate of the initial measurement of new or modified warrant liabilities and the remeasurement of unlisted warrant liabilities. While management believes that the estimates and assumptions are reasonable, actual results may differ.

These condensed interim financial statements have been prepared in accordance with accounting principles applicable to going concern, which contemplates that the Company will be able to realize its assets and settle its liabilities as they come due during the normal course of operations for the foreseeable future. The Company has shareholders’ deficiency of $217,257,636 and current losses of $44,319,942. The Company currently does not generate any revenue (other than interest income on its cash balances) and accordingly it is primarily dependent upon equity financing for any additional funding required for development and operating expenses. The Company expects that approximately

$72 million in incremental funding is needed,
t
o the
end of 2020
to maintain its currently anticipated pace of development. If additional funding is not available, the pace of the Company’s product development plan may be reduced. These conditions indicate a material uncertainty that may cast significant doubt on the ability of the Company to continue as a going concern if additional funding is not secured.
Fair Value
The Black-Scholes model used by the Company to determine fair values of stock options, warrants and broker warrants was developed for use in estimating the fair value of the stock options and warrants.

(b)	Warrant Liability
Certain of the Company’s warrants have exercise prices that are not fixed and as such in accordance with IAS 32, they must be recorded as a derivative financial liability. This applies both in the case where the Company’s warrants are denominated in a currency (Canadian dollars) other than the Company’s functional currency (U.S. dollars), and when a warrant is issued with a cashless exercise option. In each case, these warrants are initially measured at fair value and subsequent changes in fair value are recorded through Net and Comprehensive Loss for the year. At September 30, 2019, the Warrant Liability of listed warrants was adjusted to fair value measured at the market price of the listed warrants and the Warrant Liability of unlisted warrants was adjusted to fair value using the Black-Scholes formula. The Black-Sholes calculation for the unlisted warrants was determined initially using a comparable warrant quoted in an active market, adjusted for differences in the terms of the warrant. At March 31, 2019, it was determined that the comparable warrant was no longer an effective benchmark and the Company began to use the market price and volatility of the Company’s common shares adjusted for differences in the terms of the warrant.

(c)	Fair Value Measurement
The accounting guidance for fair value measurements prioritizes the inputs used in measuring fair value into the following hierarchy:
Level
 1 –
Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level
 2
– Inputs other than quoted prices included within Level 1 that are directly or indirectly observable:
Level
 3
– Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.
The fair value of the warrant liability relating to listed and unlisted warrants is initially based on level 2 significant observable inputs and at subsequent dates is adjusted using Level 1 inputs for listed warrants and level 2 inputs for unlisted warrants.
(d)	Adoption of New Accounting Standard
IFRS 16 Leases
IFRS 16 Leases, superseded the requirements in IAS 17,
IFRIC-15
and
SIC-17.
The new standard is effective for annual periods beginning on or after January 1, 2019. Since the Company is not currently party to a lease with a life of one year or longer, this standard has no effect on the current condensed interim financial statements for the three and nine months ended September 30, 2019. See Note 9 – Leases and Note 10 – Subsequent Events for details on the Company’s leases signed after September 30, 2019.